Revenue	6 Months Ended
Jun. 30, 2025
Text block [abstract]
Revenue
6.	Revenue

	Three Months Ended June 30				Six Months Ended June 30

(in thousands)	2025		2024		2025		2024

Sales

Gold credit sales	$328,354	65%	$182,150	61%	$648,049	66%	$372,839	63%
Silver

Silver credit sales	$139,949	28%	$86,542	29%	$262,249	27%	$170,251	29%

Concentrate sales	25,790	5%	24,749	8%	48,428	5%	37,698	6%

Total silver sales	$165,739	33%	$111,291	37%	$310,677	32%	$207,949	35%

Palladium credit sales	$2,564	1%	$4,210	1%	$4,936	1%	$8,887	1%

Cobalt sales	$6,561	1%	$1,413	1%	$9,967	1%	$6,195	1%

Total sales revenue	$503,218	100%	$299,064	100%	$973,629	100%	$595,870	100%
Gold, Silver and Palladium Credit Sales
Under certain PMPAs, precious metal is acquired from the mine operator in the form of precious metal credits, which is then sold through bullion banks. Revenue from precious metal credit sales is recognized at the time of the sale of such credits, which is also the date that control of the precious metal is transferred to the customer.
Concentrate Sales
Under certain PMPAs, silver is acquired from the mine operator in concentrate form, which is then sold under the terms of the concentrate sales contracts to third-party smelters or traders. Where the Company acquires precious metal in concentrate form, final precious metal prices are set on a specified future quotational period (the “Quotational Period”) pursuant to the concentrate sales contracts with third-party smelters, typically one to three months after the shipment date, based on market prices for precious metal. The contracts, in general, provide for a provisional payment based upon provisional assays and quoted gold and silver prices. Final settlement is based upon the average applicable price for the Quotational Period applied to the actual number of precious metal ounces recovered calculated using confirmed smelter weights and settlement assays. Revenues and the associated cost of sales are recorded on a gross basis under these contracts at the time title passes to the customer, which is also the date that control of the precious metal is transferred to the customer. The Company has concluded that the adjustments relating to the final assay results for the quantity of concentrate sold are not significant and do not constrain the recognition of revenue.

Cobalt Sales
The Company has entered into an offtake agreement under which all cobalt is sold to a third-party offtaker. Revenue from the cobalt sale is recognized at the time of the delivery, which is also the date that control of the cobalt is transferred to the offtaker.